Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

July 15, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

CIK 0001112996

Ladies and Gentlemen:

On behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to add the following new series of the Trust: Invesco Short Duration High Yield Municipal Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,

/s/ Stephen Rimes
Stephen Rimes
Assistant General Counsel